EQUIPMENT	3 Months Ended
Mar. 31, 2023
EQUIPMENT
Equipment

5. EQUIPMENT

	Equipment	Leasehold improvements	Total

Cost:

Balance, January 1, 2023	$269,656	$3,655,619	$3,925,275
Effect of foreign exchange	119	-	119

Balance, March 31, 2023	$269,775	$3,655,619	$3,925,394

Depreciation:

Balance, January 1, 2023	$140,209	$783,183	$923,392
Depreciation charge for the period	28,319	136,163	164,482
Effect of foreign exchange	57	-	57

Balance, March 31, 2023	$168,585	$919,346	$1,087,931

Net book value:
Balance, March 31, 2023	$101,190	$2,736,273	$2,837,463
Balance, January 1, 2023	$129,447	$2,872,436	$3,001,883

Cost:

Balance, January 1, 2022	$238,988	$3,655,734	$3,894,722
Additions	31,251	-	31,251
Effect of foreign exchange	(583)	(115)	(698)

Balance, December 31, 2022	$269,656	$3,655,619	$3,925,275

Depreciation:

Balance, January 1, 2022	$27,434	$238,530	$265,964
Depreciation charge for the period	112,938	544,653	657,591
Effect of foreign exchange	(163)	-	(163)

Balance, December 31, 2022	$140,209	$783,183	$923,392

Net book value:
Balance, December 31, 2022	$129,447	$2,872,436	$3,001,883
Balance, January 1, 2022	$211,554	$3,417,204	$3,628,758